Income Taxes - Income (Loss) before Tax from Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Components of income (loss) before income taxes from continuing operations
U.S. operations	$ 27,605	$ (45,203)
Foreign operations	100	2,574
Income (loss) before income taxes	$ 27,705	$ (42,629)